Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 836,888	$ 117,873	¥ 1,512,945
Total cash, cash equivalents and restricted cash	858,136		1,554,328
CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	430,644	430,644	470,428	$ 470,428
UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	353,106	49,855	996,826	143,342
Restricted cash	21,248	3,000	41,383	6,000
GBP
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	23,860	2,639	28,246	3,365
EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,920	1,771	9,435	1,271
HKD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,133	4,560	4,465	4,999
JPY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	8,191	163,121	803	15,327
SGD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 3,034	$ 564	¥ 2,742	$ 529